Expenses Classified by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses Classified by Nature [Abstract]
Expenses Classified by Nature

Expenses classified by nature for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	14,626,933	14,626,933
Salaries		655,432	2,962,476	3,617,908
Retirement benefit expense		61,903	320,700	382,603
Welfare and benefit expense		119,866	426,186	546,052
Insurance expense		10,636	83,910	94,546
Depreciation		102,867	8,158,884	8,261,751
Amortization of intangible assets		40,465	31,801	72,266
Bad debt expense		290	—	290
Commission		562,171	353,703	915,874
Advertising expense		30,085	8,498	38,583
Training expense		4,988	11,186	16,174
Vehicle maintenance expense		10,529	8,323	18,852
Publishing expense		3,124	3,981	7,105
Business promotion expense		3,338	4,312	7,650
Rent expense		44,905	142,054	186,959
Telecommunication expense		22,678	73,180	95,858
Transportation expense		753	5,336	6,089
Taxes and dues		55,970	397,161	453,131
Expendable supplies expense		7,272	29,874	37,146
Water, light and heating expense		9,558	26,870	36,428
Repairs and maintenance expense		74,330	1,771,760	1,846,090
Ordinary development expense		178,472	432,748	611,220
Travel expense		14,388	52,910	67,298
Clothing expense		5,751	4,135	9,886
Survey and analysis expense		590	3,071	3,661
Membership fee		1,040	6,401	7,441
Power purchase		—	11,428,027	11,428,027
Others		131,860	4,083,309	4,215,169

	￦	2,153,261	45,457,729	47,610,990

		2016
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	13,470,586	13,470,586
Salaries		734,930	3,425,712	4,160,642
Retirement benefit expense		72,812	374,826	447,638
Welfare and benefit expense		162,243	507,691	669,934
Insurance expense		11,513	79,987	91,500
Depreciation		169,431	8,704,525	8,873,956
Amortization of intangible assets		35,171	44,544	79,715
Bad debt expense		38,719	—	38,719
Commission		605,879	423,179	1,029,058
Advertising expense		34,658	9,693	44,351
Training expense		6,314	13,347	19,661
Vehicle maintenance expense		10,390	7,016	17,406
Publishing expense		3,643	4,615	8,258
Business promotion expense		3,477	4,836	8,313
Rent expense		40,020	133,670	173,690
Telecommunication expense		25,448	75,925	101,373
Transportation expense		596	5,153	5,749
Taxes and dues		46,531	464,962	511,493
Expendable supplies expense		6,834	34,668	41,502
Water, light and heating expense		9,720	25,820	35,540
Repairs and maintenance expense		75,122	1,896,656	1,971,778
Ordinary development expense		188,063	517,441	705,504
Travel expense		16,115	63,611	79,726
Clothing expense		8,273	5,363	13,636
Survey and analysis expense		666	3,209	3,875
Membership fee		1,132	8,714	9,846
Power purchase		—	10,755,739	10,755,739
Others		331,532	4,488,065	4,819,597

	￦	2,639,232	45,549,553	48,188,785

		2017
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	15,924,707	15,924,707
Salaries		735,383	3,479,591	4,214,974
Retirement benefit expense		71,094	397,852	468,946
Welfare and benefit expense		179,406	543,738	723,144
Insurance expense		15,414	90,677	106,091
Depreciation		190,245	9,461,974	9,652,219
Amortization of intangible assets		44,990	68,682	113,672
Bad debt expense		126,714	—	126,714
Commission		673,740	469,695	1,143,435
Advertising expense		114,519	10,917	125,436
Training expense		7,027	14,362	21,389
Vehicle maintenance expense		9,998	7,468	17,466
Publishing expense		3,672	4,248	7,920
Business promotion expense		3,700	4,973	8,673
Rent expense		38,380	148,509	186,889
Telecommunication expense		24,916	73,956	98,872
Transportation expense		495	9,145	9,640
Taxes and dues		48,395	437,643	486,038
Expendable supplies expense		7,731	31,994	39,725
Water, light and heating expense		10,545	30,150	40,695
Repairs and maintenance expense		63,477	2,047,943	2,111,420
Ordinary development expense		211,417	510,020	721,437
Travel expense		16,658	69,015	85,673
Clothing expense		8,410	4,985	13,395
Survey and analysis expense		698	3,661	4,359
Membership fee		1,122	8,482	9,604
Power purchase		—	14,264,331	14,264,331
Others		154,709	3,980,137	4,134,846

	￦	2,762,855	52,098,855	54,861,710